Financial Instruments and Derivatives - Derivatives Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning of year	$ 197.0	$ 309.5
Unrealized change in fair value	(141.4)	(112.5)
Derivative assets (liabilities), end of year	55.6	197.0
Derivative asset	220.5	242.4
Derivative financial liabilities	(164.9)	(45.4)
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning of year	(26.3)	26.1
Unrealized change in fair value	(128.1)	(52.4)
Derivative assets (liabilities), end of year	(154.4)	(26.3)
Derivative asset	5.4	3.5
Derivative financial liabilities	(159.8)	(29.8)
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning of year	7.3	21.8
Unrealized change in fair value	(1.7)	(14.5)
Derivative assets (liabilities), end of year	5.6	7.3
Derivative asset	5.7	9.8
Derivative financial liabilities	(0.1)	(2.5)
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning of year	205.0	261.6
Unrealized change in fair value	(34.4)	(56.6)
Derivative assets (liabilities), end of year	170.6	205.0
Derivative asset	175.6	218.1
Derivative financial liabilities	(5.0)	(13.1)
Equity Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning of year	11.0	0.0
Unrealized change in fair value	22.8	11.0
Derivative assets (liabilities), end of year	33.8	11.0
Derivative asset	33.8	11.0
Derivative financial liabilities	$ 0.0	$ 0.0